Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$52,747,701.22	0.6984600	$41,095,737.30	0.5441703	$11,651,963.92
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$110,297,701.22	0.0943465	$98,645,737.30	0.0843797	$11,651,963.92

Weighted Avg. Coupon (WAC)	3.09%		3.10%
Weighted Avg. Remaining Maturity (WARM)	20.26		19.50
Pool Receivables Balance	$154,211,033.29		$142,242,807.94
Remaining Number of Receivables	25,598		24,814

Adjusted Pool Balance	$151,065,946.69		$139,413,982.77

III. COLLECTIONS

Principal:
Principal Collections	$11,764,439.15
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$178,516.67
Total Principal Collections	$11,942,955.82

Interest:
Interest Collections	$397,206.63
Late Fees & Other Charges	$34,512.40
Interest on Repurchase Principal	$-
Total Interest Collections	$431,719.03

Collection Account Interest	$19,067.60
Reserve Account Interest	$5,168.16
Servicer Advances	$-

Total Collections	$12,398,910.61

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$12,398,910.61
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,398,910.61

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$128,509.19	$-	$128,509.19	128,509.19
	Collection Account Interest					$19,067.60
	Late Fees & Other Charges					$34,512.40
Total due to Servicer						$182,089.19

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$65,055.50		$65,055.50

	Total Class A interest:		$65,055.50		$65,055.50	65,055.50

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$12,046,676.92

7.	Regular Principal Distribution Amount:					11,651,963.92

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$11,651,963.92
	Class A Notes Total:		$11,651,963.92		$11,651,963.92
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$11,651,963.92		$11,651,963.92

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					394,713.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,145,086.60
Beginning Period Amount	$3,145,086.60
Current Period Amortization	$316,261.43
Ending Period Required Amount	$2,828,825.17
Ending Period Amount	$2,828,825.17
Next Distribution Date Required Amount	$2,532,397.54

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	26.99%	29.24%	29.24%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.28%	24,387	97.22%	$138,290,066.61
30 - 60 Days	1.37%	341	2.20%	$3,125,662.89
61 - 90 Days	0.27%	66	0.47%	$666,423.79
91-120 Days	0.08%	20	0.11%	$160,654.65
121 + Days	0.00%	0	0.00%	$-
Total		24,814		$142,242,807.94

Delinquent Receivables 30+ Days Past Due
Current Period	1.72%	427	2.78%	$3,952,741.33
1st Preceding Collection Period	1.71%	438	2.71%	$4,177,766.10
2nd Preceding Collection Period	1.67%	443	2.73%	$4,559,434.95
3rd Preceding Collection Period	1.51%	412	2.40%	$4,323,580.55
Four-Month Average	1.65%		2.65%

Repossession in Current Period		16		$164,797.50
Repossession Inventory		61		$120,139.42

Current Charge-Offs
Gross Principal of Charge-Offs				$203,786.20
Recoveries				$(178,516.67)
Net Loss				$25,269.53

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.20%

Average Pool Balance for Current Period				$148,226,920.62

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.20%
1st Preceding Collection Period				0.39%
2nd Preceding Collection Period				-0.18%
3rd Preceding Collection Period				0.03%
Four-Month Average				0.11%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		23	2,761	$40,195,309.47
Recoveries		22	2,544	$(22,786,875.21)
Net Loss				$17,408,434.26
Cumulative Net Loss as a % of Initial Pool Balance				1.41%

Net Loss for Receivables that have experienced a Net Loss *		18	2,119	$17,482,145.50
Average Net Loss for Receivables that have experienced a Net Loss				$8,250.19

Principal Balance of Extensions				$697,597.60
Number of Extensions				72

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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